Shareholder Fees {- Fidelity Freedom Index 2035 Fund}	May 29, 2021 USD ($)
03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 | Fidelity Freedom Index 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none